Schedule of Investments
November 30, 2025
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–72.92%
Affirm Asset Securitization Trust,
Series 2025-X1, Class A, 5.08%, 04/15/2030(a)	$885,847	$887,555
Series 2025-X2, Class C, 4.93%, 10/15/2030(a)	1,000,000	1,001,541
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 07/15/2033(a)	1,500,000	1,510,670
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	1,500,000	1,469,243
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,892,184
Angel Oak Mortgage Trust,
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,443,775	1,456,491
Series 2025-HB1, Class A1, 5.87% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(b)	426,436	429,499
AutoNation Finance Trust, Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,042,214
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,068,856
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,153,335
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,210,525
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,793,348
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(c)	2,500,000	2,268,040
Series 2022-C15, Class AS, 3.75%, 04/15/2055(c)	800,000	730,053
Series 2023-C22, Class AS, 7.37%, 11/15/2056(c)	3,000,000	3,353,191
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,115,993
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(c)(d)	189,973	184,139
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,797,231
Series 2022-B37, Class AS, 5.94%, 11/15/2055(c)	4,000,000	4,133,840
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,196,694
Series 2023-V3, Class AS, 7.10%, 07/15/2056(c)	4,000,000	4,232,216
Series 2024-V5, Class AM, 6.42%, 01/10/2057(c)	1,900,000	1,987,624
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(c)	1,066,000	1,136,200
Principal Amount		Value
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class B, 5.02% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(b)	$1,259,477	$1,258,976
Series 2021-VOLT, Class C, 5.17% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)(b)	1,937,656	1,936,941
BX Trust, Series 2025-VOLT, Class C, 6.35% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)(b)	2,610,000	2,619,639
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	118,571
CarMax Auto Owner Trust, Series 2025-4, Class D, 5.11%, 05/17/2032	1,000,000	1,003,843
Carmax Select Receivables Trust, Series 2025-B, Class D, 5.33%, 07/15/2031	2,000,000	2,023,789
Centersquare Issuer LLC,
Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,974,881
Series 2025-4A, Class A2, 5.20%, 08/25/2055(e)	750,000	716,077
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(c)	710,296	665,489
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(c)	1,046,928	982,545
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	1,699,620	1,708,628
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(c)	3,000,000	2,978,834
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(c)	693,323	701,193
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,426,560	1,312,410
Credit Suisse Mortgage Capital Trust, Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(c)	4,000,000	3,787,917
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.09%, 01/15/2049(a)(c)	3,000,000	2,154,525
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	343,857	341,136
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(c)	550,000	547,473
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,094,400	982,260
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(c)	1,803,695	1,601,737
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,481,238	1,494,388
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Dell Equipment Finance Trust, Series 2025-2, Class D, 4.83%, 03/22/2032(a)	$1,500,000	$1,505,833
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	2,903,813	2,896,203
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(c)	1,200,000	1,207,956
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.87%, 02/10/2056(f)	48,253,600	581,601
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.39%, 09/25/2048(a)(c)	1,330,635	1,274,812
Series 2018-5, Class B2, 4.39%, 09/25/2048(a)(c)	1,594,414	1,523,649
Series 2018-6RR, Class B2, 4.90%, 10/25/2048(a)(c)	2,360,777	2,337,638
Series 2018-6RR, Class B3, 4.90%, 10/25/2048(a)(c)	2,360,777	2,332,482
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,047,896
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(c)	2,781,000	2,775,312
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.62% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(b)	702,657	704,088
Series 2025-HE2, Class M1, 5.97% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(b)	540,000	541,306
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,726,233
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,515,802
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	970,527
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,454,752
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.08%, 07/25/2067(a)	2,859,680	2,851,727
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,517,804
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,532,855
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	224,984	223,285
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(e)	750,000	759,015
MILE Trust, Series 2025-STNE, Class A, 5.46% (1 mo. Term SOFR + 1.50%), 07/15/2042(a)(b)	1,630,000	1,633,517
Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 01/15/2030(a)	2,500,000	2,518,345
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	99,004
Principal Amount		Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	$1,557,807	$1,577,062
MP 2023 LLC, Series 2025-1A, Class A, 5.55%, 11/15/2065(a)	2,000,000	1,999,955
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,089,187
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,011,158
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	4,375,692	4,372,764
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	903,038	902,105
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(c)	2,210,915	2,204,901
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	874,305	881,887
Series 2025-HE1, Class A1, 5.67% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(b)	520,347	521,893
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	1,993,627	2,016,845
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,115,965
Rad CLO 18 Ltd., Series 2023-18A, Class BR, 5.80% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(b)	2,500,000	2,506,235
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	3,239,991
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	1,600,188	1,562,223
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	1,597,098	1,583,117
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(c)	4,000,000	3,280,544
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	1,989,750	1,965,265
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,525,414
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	856,350	876,614
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,252,250	2,244,996
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	871,376
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,555,669	1,543,445
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,604,150	1,504,664
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	2,850,000	2,673,666
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	4,000,000	4,078,497
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Triton Container Finance IX LLC, Series 2025-1A, Class C, 6.21%, 06/20/2050(a)	$1,443,750	$1,471,288
USB Auto Owner Trust, Series 2025- 1A, Class D, 5.40%, 12/15/2032(a)	1,250,000	1,270,499
Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,484,594	1,496,056
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(c)	2,100,000	2,084,665
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 6.15% (1 mo. Term SOFR + 2.19%), 06/15/2042(a)(b)	1,500,000	1,503,207
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(c)	2,647,358	2,588,527
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,619,737
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,102,096	1,083,174
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,340,490	1,206,821
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,293,799	3,106,722
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	557,938	569,966
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,054,335
Total Asset-Backed Securities (Cost $202,941,710)		196,698,342
U.S. Government Sponsored Agency Mortgage-Backed Securities–17.78%
Collateralized Mortgage Obligations–1.24%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(g)	11,425,289	1,644,970
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(g)	12,595,202	1,704,099
		3,349,069
Federal Home Loan Mortgage Corp. (FHLMC)–3.62%
6.50%, 06/01/2029 to 08/01/2032	1,228	1,283
7.00%, 03/01/2032 to 05/01/2032	212	223
5.50%, 05/01/2053	5,695,464	5,841,302
6.00%, 06/01/2053	3,808,421	3,921,163
		9,763,971
Federal National Mortgage Association (FNMA)–2.78%
6.50%, 02/01/2028 to 10/01/2036	1,377	1,430
7.00%, 06/01/2029	56	59
8.00%, 10/01/2029	7	7
6.00%, 06/01/2053	7,231,384	7,485,055
		7,486,551
Principal Amount		Value
Government National Mortgage Association (GNMA)–8.51%
6.95%, 11/20/2026	$1,600	$1,600
8.00%, 12/20/2026 to 12/15/2030	82,864	86,787
6.50%, 10/15/2027 to 09/15/2032	184	187
7.00%, 10/15/2027 to 12/15/2036	141,669	144,834
8.50%, 01/15/2037	10,514	10,658
TBA, 2.50%, 12/01/2055(h)	5,495,000	4,769,692
5.00%, 12/01/2055(h)	10,810,000	10,799,535
5.50%, 12/01/2055(h)	7,080,000	7,151,040
		22,964,333
Uniform Mortgage-Backed Securities–1.63%
TBA, 3.00%, 12/01/2055(h)	4,944,000	4,391,892
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $46,832,642)		47,955,816
U.S. Treasury Securities–11.85%
U.S. Treasury Bills–1.20%
3.63% - 4.12%, 05/14/2026(i)(j)	3,296,000	3,241,211
U.S. Treasury Notes–10.65%
3.63%, 08/15/2028	8,000,000	8,028,281
3.38%, 09/15/2028	5,500,000	5,483,457
3.50%, 11/15/2028	3,000,000	3,000,820
4.50%, 05/31/2029	1,000,000	1,031,856
4.13%, 10/31/2029	4,000,000	4,083,047
4.25%, 01/31/2030	3,000,000	3,078,926
3.63%, 09/30/2030	2,750,000	2,753,008
3.88%, 09/30/2032	1,000,000	1,005,625
4.25%, 08/15/2035	250,000	254,902
		28,719,922
Total U.S. Treasury Securities (Cost $31,712,287)		31,961,133

Agency Credit Risk Transfer Notes–6.28%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R03, Class 2M1, 6.57% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(b)	1,883,106	1,900,890
Series 2023-R07, Class 2M2, 7.32% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(b)	2,500,000	2,591,863
Series 2023-R08, Class 1M2, 6.57% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(b)	785,000	803,825
Series 2025-R02, Class 1M1, 5.22% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(b)	497,758	498,634
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value

Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.97% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(b)	$3,000,000	$3,080,961
Series 2022-DNA4, Class M1, STACR®, 7.42% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(b)	1,000,000	1,033,583
Series 2022-DNA6, Class M1, STACR®, 7.77% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(b)	2,250,000	2,352,234
Series 2023-DNA1, Class M1, STACR®, 7.14% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(b)	3,000,000	3,117,732
Series 2023-HQA3, Class M2, STACR®, 7.42% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(b)	1,500,000	1,570,891
Total Agency Credit Risk Transfer Notes (Cost $16,730,616)		16,950,613
Shares
Preferred Stocks–1.20%
Mortgage REITs–1.20%
Chimera Investment Corp., 8.78% (3 mo. Term SOFR + 5.00%), Series C, Pfd.(b)	26,638	594,027
Shares		Value
Mortgage REITs–(continued)
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	$1,656,779
Redwood Trust, Inc., 10.00%, Pfd.(k)	40,000	972,000
Total Preferred Stocks (Cost $3,284,466)		3,222,806
Money Market Funds–1.40%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(l)(m)	2,272,408	2,272,408
Invesco Treasury Portfolio, Institutional Class, 3.85%(l)(m)	1,514,939	1,514,939
Total Money Market Funds (Cost $3,787,347)		3,787,347
TOTAL INVESTMENTS IN SECURITIES–111.43% (Cost $305,289,068)		300,576,057
OTHER ASSETS LESS LIABILITIES—(11.43)%		(30,840,275)
NET ASSETS–100.00%		$269,735,782
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $170,574,723, which represented 63.24% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(c)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2025.

(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
November 30, 2025.

(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,003,437	$35,908,573	$(36,639,602)	$-	$-	$2,272,408	$81,511
Invesco Treasury Portfolio, Institutional Class	2,002,292	23,939,048	(24,426,401)	-	-	1,514,939	53,816
Total	$5,005,729	$59,847,621	$(61,066,003)	$-	$-	$3,787,347	$135,327

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 2 Year Notes	146	March-2026	$30,493,469	$29,435	$29,435
U.S. Treasury 5 Year Notes	269	March-2026	29,526,953	104,669	104,669
U.S. Treasury 10 Year Notes	71	March-2026	8,047,406	43,702	43,702
U.S. Treasury 10 Year Ultra Notes	124	March-2026	14,409,187	105,465	105,465
U.S. Treasury Long Bonds	59	March-2026	6,928,813	66,733	66,733
U.S. Treasury Ultra Bonds	28	March-2026	3,386,250	36,480	36,480
Total Futures Contracts				$386,484	$386,484
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$195,223,250	$1,475,092	$196,698,342
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	47,955,816	—	47,955,816
U.S. Treasury Securities	—	31,961,133	—	31,961,133
Agency Credit Risk Transfer Notes	—	16,950,613	—	16,950,613
Preferred Stocks	3,222,806	—	—	3,222,806
Money Market Funds	3,787,347	—	—	3,787,347
Total Investments in Securities	7,010,153	292,090,812	1,475,092	300,576,057
Other Investments - Assets*
Futures Contracts	386,484	—	—	386,484
Total Investments	$7,396,637	$292,090,812	$1,475,092	$300,962,541

*	Unrealized appreciation.
Invesco Income Fund